Other financial income / expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other financial income / expenses
Schedule of other financial income and expense
	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Other financial income:
Interest income	€10,030	€14,305	€5,217
Effect of discounting long term R&D incentives receivables	93	93	199
Currency exchange gain	4,697	775	10,978
Fair value gain on financial assets held at fair value through profit or loss	2,397	5,355	1,203
Fair value gain on current financial investments	—	611	—
Gain upon sale of financial assets held at fair value through profit or loss	—	2	667
Other finance income	1,450	248	—
Total other financial income	18,667	21,389	18,264

Other financial expenses:
Interest expenses	(9,389)	(1,268)	(780)
Effect of discounting long term deferred income	(16,278)	(6,900)	—
Currency exchange loss	(110,416)	(47,720)	(1,057)
Loss upon sale of financial assets held at fair value through profit or loss	(88)	—	—
Fair value loss on current financial investments	(15,901)	(3,700)	—
Other finance charges	(773)	(380)	(764)
Total other financial expense	(152,844)	(59,968)	(2,602)

Total net other financial expense (-)/ income	€(134,177)	€(38,579)	€15,663